Structured entities - Unconsolidated Structured Entities, Total Assets (Details) - GBP (£) £ in Billions	Dec. 31, 2023	Dec. 31, 2022
Collective investment vehicles and limited partnerships
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Total assets of structured entities	£ 2,184	£ 2,176
Securitisation vehicles
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Total assets of structured entities	£ 5	£ 0